GENERAL - (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Aug. 30, 2023	Dec. 31, 2022
General
Gross increase in cash		$ 20,000
Cash expenses in cash related transactions		18,700
Amount of ordinary shares issue and sell under business combination agreement		77,250
Aggregate gross proceeds of amount of ordinary shares issue and sell under business combination agreement		75,000
Accumulated deficit		$ (527,864)		$ (481,608)
Proceeds from MDA transaction	$ 60,000
Amount Receivable For Sale Of Subsidiary Shares	3,000
Amount Receivable for Repayment Of Intercompany Debt	$ 17,000
Amount Receivable for Repayment Of Intercompany Debt			$ 20,000
Advances received			20,000
Initial advance payment received			$ 10,000	$ 10,000